[Logo]

[graphic omitted]

                                LIBERTY SMALL-CAP
                                   VALUE FUND

                                SEMIANNUAL REPORT
                                DECEMBER 31, 2001

-------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

[Photo of Keith T. Banks]

Dear Shareholder:

I want to take this opportunity to let you know that the sale of Liberty's asset management companies to FleetBoston Financial was completed in November 2001.

In light of this development, I think it is important to assure you that only the ownership of the investment advisor has changed. You will see no immediate change in your investment. Your fund will continue to be guided by the same portfolio managers, Jeffrey Kinzel and Daniel Cantor, and follow the same investment principles that originally attracted you to the fund.

The economy slipped deeper into a recession in the second half of 2001, in part due to the terrorist attacks of September 11th. Despite these adverse market and geopolitical conditions, Liberty Small-Cap Value Fund performed well on a relative basis. I believe this speaks well to Liberty's consistent, dedicated approach to value-oriented investing. However, regardless of what happens on the political or market front, the fund's emphasis has been, and will continue to be, on high quality, well-run companies with attractive valuations.

For a more detailed look at your fund's performance, investment strategy and economic and market factors that affected its performance, I encourage you to read the Portfolio Managers' Report from Jeffrey Kinzel and Daniel Cantor that follows this letter, on page 2.

Thank you for your continued investment in Liberty Small-Cap Value Fund and for giving us the opportunity to serve your investment needs.

     Sincerely,

 /s/ Keith T. Banks

     Keith T. Banks
     President

--------------------------------------------------------------------------------
 MEET THE NEW PRESIDENT

 On November 1, 2001, Keith T. Banks became president of Liberty Funds. Mr. Banks is currently chief investment officer and chief executive officer of Fleet Asset Management, a position he has held since 2000. Prior to joining Fleet, he was managing director and head of US equity for J.P. Morgan Investment Management from 1996 to 2000. He began his investment career in 1981 as an equity analyst at Home Insurance. A chartered financial analyst, Mr. Banks earned his BA from Rutgers University and his MBA from Columbia Business School.
--------------------------------------------------------------------------------

MORNINGSTAR RATING(TM)

                         OVERALL  3-YEAR   5-YEAR     10-YEAR
-------------------------------------------------------------
CLASS A                  ****      ****      ***       ****
-------------------------------------------------------------
CLASS B                  ***       ****      ***       n/a
-------------------------------------------------------------
CLASS C                  ***       ****      ***       n/a
-------------------------------------------------------------
CLASS Z                  ***       ****      ***       n/a
-------------------------------------------------------------
DOMESTIC EQUITY FUNDS    4811      4811      3160      895
-------------------------------------------------------------

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day US Treasury bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating(TM) metrics. Each fund is rated exclusively against US-domiciled domestic equity funds.


Economic and market conditions can change frequently. There is no assurance that trends described herein will continue or commence.

                                                     --------------------------
                                                     Not FDIC May Lose Value
                                                              -----------------
                                                     Insured  No Bank Guarantee
                                                     --------------------------

Value of a $10,000 Investment
12/31/91 - 12/31/01

PERFORMANCE OF A $10,000 INVESTMENT
12/31/91 - 12/31/01 ($)

               without       with
                sales        sales
                charge       charge
-------------------------------------
Class A          38,176      35,981
-------------------------------------
Class B          35,660      35,660
-------------------------------------
Class C          36,540      36,540
-------------------------------------
Class Z          38,800      38,800

       Class A shares   Class A shares        S&P         S&P SmallCap
          without            with           SmallCap           600/
        sales charge     sales charge         600          Barra Value
-------------------------------------------------------------------------
12/1991   $10,000          $ 9,425          $10,000          $10,000
           11,269           10,621           10,760           10,760
           11,916           11,231           10,986           10,986
           11,700           11,027           10,679           10,679
           10,970           10,339           10,249           10,249
           10,928           10,300           10,367           10,367
           10,224            9,636            9,970            9,970
           10,621           10,010           10,341           10,341
           10,107           9,5260           10,046           10,046
           10,298           9,7060           10,332           10,332
           10,638           10,026           10,762           10,762
           11,550           10,886           11,688           11,688
           12,064           11,370           12,104           12,104
           12,993           12,245           12,428           12,428
           12,818           12,081           12,074           12,074
           13,141           12,386           12,535           12,535
           12,611           11,885           12,079           12,079
           13,141           12,386           12,728           12,728
           13,149           12,393           12,808           12,808
           13,274           12,511           12,940           12,940
           13,714           12,925           13,623           13,623
           13,871           13,074           14,117           14,117
           14,278           13,457           14,388           14,388
           13,996           13,192           13,873           13,873
           14,337           13,512           14,376           14,376
           14,959           14,099           14,715           14,715
           15,158           14,286           14,672           14,681
           14,503           13,669           13,619           13,901
           14,668           13,825           13,823           14,107
           14,387           13,559           13,549           13,921
           13,823           13,028           13,047           13,573
           14,154           13,341           13,210           13,789
           15,100           14,232           14,109           14,509
           15,083           14,216           14,036           14,291
           15,190           14,317           13,896           13,929
           14,917           14,059           13,365           13,429
           15,241           14,364           13,688           13,709
           15,257           14,380           13,495           13,674
           15,895           14,981           14,051           14,143
           16,409           15,465           14,335           14,408
           16,691           15,731           14,655           15,016
           17,122           16,137           14,885           15,348
           18,457           17,396           15,700           16,075
           20,589           19,405           16,902           16,834
           20,805           19,609           17,268           17,309
           21,261           20,038           17,709           17,665
           20,397           19,225           16,836           16,785
           21,144           19,928           17,501           17,465
           20,962           19,757           17,789           17,916
           20,700           19,510           17,827           18,090
           21,731           20,481           18,411           18,574
           22,457           21,166           18,805           18,948
           23,645           22,285           19,885           19,878
           24,501           23,092           20,591           20,508
           23,129           21,799           19,784           20,069
           21,547           20,308           18,422           18,992
           22,499           21,205           19,561           20,105
           23,651           22,291           20,420           20,655
           23,258           21,921           20,279           20,988
           24,647           23,230           21,331           22,260
           24,807           23,381           21,581           22,592
           25,060           23,619           21,939           23,315
           24,536           23,125           21,485           23,457
           23,415           22,069           20,383           22,671
           23,759           22,393           20,634           22,966
           25,983           24,489           23,058           25,154
           27,646           26,056           24,077           26,477
           29,291           27,607           25,592           28,220
           29,689           27,982           26,236           28,767
           31,661           29,840           27,971           30,749
           30,629           28,867           26,762           29,814
           30,638           28,876           26,567           29,963
           30,730           28,963           27,104           30,829
           30,527           28,772           26,575           30,191
           33,036           31,137           28,996           32,718
           34,939           32,930           30,104           34,341
           35,400           33,365           30,281           34,564
           33,131           31,226           28,676           33,054
           32,883           30,992           28,757           33,037
           29,824           28,110           26,560           29,981
           23,770           22,403           21,434           24,573
           24,298           22,901           22,745           25,875
           26,161           24,657           23,801           27,006
           28,189           26,568           25,141           28,159
           28,832           27,174           26,745           29,266
           28,148           26,530           26,411           28,929
           25,274           23,821           24,031           26,574
           24,822           23,395           24,341           26,471
           26,706           25,170           25,950           28,776
           27,627           26,039           26,580           29,924
           29,174           27,497           28,093           31,741
           29,049           27,379           27,846           31,246
           27,251           25,684           26,620           29,936
           27,098           25,540           26,732           29,386
           27,280           25,711           26,665           28,707
           28,115           26,498           27,788           29,350
           30,018           28,292           30,064           30,151
           28,424           26,790           29,132           28,607
           29,740           28,030           33,033           29,900
           30,576           28,818           31,810           31,004
           30,759           28,991           31,266           31,221
           29,981           28,257           30,341           30,712
           31,288           29,489           32,134           31,593
           31,529           29,716           31,347           32,216
           34,096           32,135           34,124           34,097
           34,355           32,379           33,196           34,029
           34,382           32,405           33,405           34,196
           31,797           29,968           29,928           31,935
           35,711           33,657           33,615           36,444
           35,611           33,563           35,057           39,331
           34,510           32,526           32,918           37,671
           33,772           31,830           31,407           36,108
           35,994           33,924           33,801           38,281
           37,236           35,095           34,446           39,258
           37,508           35,351           35,710           40,757
           37,496           35,340           35,114           40,374
           36,818           34,701           34,310           39,724
           32,477           30,610           29,668           34,040
           33,237           31,326           31,249           35,595
           35,547           33,503           33,537           38,443
12/2001    38,176           35,981           35,800           41,218

The S&P SmallCap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks contained in the S&P SmallCap 600 Index, as determined by low price to-book ratios. The S&P SmallCap 600 Index tracks the performance of 600 small-capitalization stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

The inception date of the S&P SmallCap 600/Barra Value Index is 2/1/94. Performance prior to that time represents returns of the S&P SmallCap 600 Index.

Average annual total return as of 12/31/01 (%)

Share class            A                  B                 C            Z
Inception date     7/25/86(1)          11/9/92           1/15/96      1/31/96
------------------------------------------------------------------------------
               without     with   without     with  without     with  without
                sales      sales   sales     sales   sales     sales   sales
               charge     charge   charge    charge  charge    charge  charge
------------------------------------------------------------------------------
6-month
  (cumulative)  1.75      -4.10    1.40     -3.35    1.41      0.46    1.91
------------------------------------------------------------------------------
1-year          6.86       0.71    5.92      0.96    5.99      4.99    7.06
------------------------------------------------------------------------------
5-year          9.00       7.72    8.16      7.87    8.19      8.19    9.27
------------------------------------------------------------------------------
10-year        14.34      13.66   13.56     13.56   13.84     13.84   14.52

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been different.

----------
(1) Investment policies changed November 2, 1992.

--------------------------------------------------------------------------------
    TOP 10 HOLDINGS AS OF 12/31/01 (%)

    DEAN FOODS                                                         1.8
    DAL-TILE INTERNATIONAL                                             1.7
    RADIAN GROUP                                                       1.7
    NVR                                                                1.6
    CONSTELLATION BRANDS                                               1.5
    SIX FLAGS                                                          1.5
    PETROLEUM GEO-SERVICES                                             1.4
    AMPHENOL                                                           1.4
    MEDIACOM COMMUNICATIONS                                            1.3
    CENDANT                                                            1.3

    PORTFOLIO HOLDING BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. THERE IS NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE HOLDINGS IN THE FUTURE BECAUSE IT IS ACTIVELY MANAGED.

    REDUCED
    ----------------------------------------------------------------------
    ALLIANT TECHSYSTEMS, INC. (0.5% of net assets) is an aerospace and defense company with positions in propulsion, composite structures, munitions and precision capabilities. Alliant is a well-managed company with excellent growth prospects. However, like most defense stocks, after September
    11th, its valuation became too rich. Thus we have reduced the size of this holding.

    BOUGHT
    ----------------------------------------------------------------------
    ARMOR HOLDINGS (1.0% of net assets) Armor Holdings provides a wide range of security and defense products and services to state, local and federal governments around the world, as well as multinational corporations. Products and services include a variety of less than lethal weapons (e.g., pepper spray), body armor, armoring for military and commercial vehicles; and risk management services such as security consulting and planning. As a result of the tragic events of September 11th, Armor should see a significant increase in demand for its products and services. Yet, despite significant earnings growth potential, we were able to initially purchase Armor for just over 15 times 2002 estimated earnings.

    DISTRIBUTIONS DECLARED PER SHARE
    7/1/01 - 12/31/01 ($)
        Class A         2.165
        Class B         2.165
        Class C         2.165
        Class Z         2.165
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

VALUE STOCKS REMAINED IN FAVOR
Following years of underperformance, value investing continued a comeback begun early in 2000. And despite the extended economic downturn and the terrorist attacks of September 11th, value investing has remained strong through the end of 2001.

For the six-month period ended December 31, 2001, the fund's class A shares posted a total return of 1.75%, without sales charge. The fund slightly outperformed the S&P SmallCap 600/Barra Value Index and the S&P SmallCap 600 Index, which posted total returns of 1.13% and 0.30%, respectively, for the same period. This out-performance was primarily due to stock selection; and to a lesser extent, sector allocations. The primary benchmark for the fund has been changed from the S&P SmallCap 600 Index to the S&P SmallCap 600/Barra Value Index because the new index more accurately reflects the fund's value investing strategy and should allow for more meaningful performance comparisons. Finally, compared to its peer group, the fund slightly outperformed the Morningstar Small Blend Category,(1) which returned negative 1.22% for the same six-month period.

------------
(1) (C)2002 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

THE ECONOMIC OUTLOOK IS IMPROVING
Prior to the tragic events of September 11, we had felt that the economy was close to bottoming. Such events appear to have caused only a temporary setback to the recovery. There are a number of reasons why we feel that the US economy will come back. First, the Federal Reserve provided powerful monetary stimulus in the form of 11 interest rate cuts over the last year. The magnitude and speed of such cuts is unprecedented in US and perhaps world history. Second, we saw the resilience of the American consumer. Buoyed by much lower mortgage rates and a home loan refinancing boom, consumers have held up especially well in the housing area. Indeed, housing starts are estimated to be up 3% in 2001 compared with about a 15% decline in the 1990-91 recession. Similarly, auto sales have held up much better in this recession relative to the 1990-91 recession. Importantly, consumer confidence appears to have bottomed this fall, and has been steadily rising since.

Third, substantial declines in energy prices have put meaningful savings directly into the pockets of consumers. Fourth, income tax cuts should help the consumer going forward. The final piece to the puzzle is the return of business or "CEO" confidence. Indeed, recessions typically result from a decline in consumer confidence and spending. However, this one has been led by a decline in business confidence and in capital spending by businesses. We believe that, in general, businesses have worked through a substantial inventory overhang, and are seeing at least a stabilization, if not a slight improvement, in their order patterns. This bottoming should form the basis for an increase in business confidence and spending this year.

VALUE INVESTING CONTINUED TO SHINE
We believe that small-cap stocks will continue to outperform relative to mid- and large-cap stocks. Historically, each cycle of outperformance of small-cap stocks to larger-cap stocks has lasted an average of six years. Yet we are only about two years into this cycle of outperformance. In addition, small caps have traditionally fared well coming out of recessions. Going into a recession, smaller companies are disproportionately hurt as banks often become more restrictive in their lending to such companies. Conversely, in recoveries, these same companies tend to benefit more as banks loosen their lending standards and as the Fed pumps liquidity into the financial system. Finally, small-cap firms tend to have greater than average economic sensitivity, as well as greater than average operating and financial leverage. Thus, they usually benefit more from positive changes in the economy.

REPOSITIONING THE FUND
As bottom-up stock pickers, our first priority is selecting good companies rather than attempting to predict the direction of the overall market or economy. Nevertheless, we recognize that a bottom-up view has to incorporate a broad view of the economy. As a result, we've reduced our exposure to financial stocks over the six-month period. Although their valuations are still reasonable, we believe we will be entering a period of rising interest rates, which is typically not good for financials. Financials are typically a more defensive group and with the economy improving, we've generally been tilting the fund away from defensive issues. We have also been trimming our energy holdings, given our outlook for lower than expected commodity prices. However, these stocks have now declined to the point where they are becoming attractive for purchase. Given our view that the economy will improve, we've begun increasing our weighting in consumer cyclicals, including auto suppliers, leisure, retail and apparel companies. Finally, we continue to favor low price/earnings ratio and price/ cash flow stocks; and continue to reduce the number of holdings in the fund.

 /s/ Daniel K. Cantor

     Daniel K. Cantor

 /s/ Jeffrey C. Kinzel

     Jeffrey C. Kinzel

Daniel K. Cantor and Jeffrey C. Kinzel are co-portfolio managers of the fund. Mr. Cantor and Mr. Kinzel are senior vice presidents of Colonial Management Associates, Inc., the advisor.

Investing in smaller company stocks may present special risks, including illiquidity and greater price volatility than stocks of larger, more established companies.

--------------------------------------------------------------------------------
SECTOR BREAKDOWN AS OF 12/31/01 (%)
--------------------------------------------------------------------------------

Consumer discretionary: 21.1
Industrials: 19.8
Financials: 15.4
Information technology: 11.2
Utilities: 6.8
Materials: 6.5
Health care: 4.6
Energy: 4.3
Consumer staples: 3.9
Other: 6.4

Sector breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future because it is actively managed.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

COMMON STOCKS - 93.7%                                SHARES         VALUE
-------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 21.1%
AUTOMOBILES & COMPONENTS - 2.9%
  AUTO PARTS & EQUIPMENT - 2.9%
American Axle & Manufacturing Holdings, Inc.(a)     152,800  $  3,266,864
BorgWarner, Inc.                                     17,400       909,150
Superior Industries International, Inc.              74,900     3,014,725
Tower Automotive, Inc. (a)                          476,300     4,300,989
                                                             ------------
                                                               11,491,728
                                                             ------------
CONSUMER DURABLES & APPAREL - 7.3%
  APPAREL & ACCESSORIES - 1.6%
Fossil, Inc. (a)                                     88,225     1,852,725
Kellwood Co.                                         34,100       818,741
Tommy Hilfiger Corp. (a)                            265,100     3,645,125
                                                             ------------
                                                                6,316,591
                                                             ------------
  CONSUMER ELECTRONICS - 0.9%
Harman International Industries, Inc.                77,900     3,513,290
                                                             ------------
  FOOTWEAR - 1.5%
The Timberland Co., Class A (a)                      41,800     1,549,944
Wolverine World Wide, Inc.                          293,500     4,417,175
                                                             ------------
                                                                5,967,119
                                                             ------------
  HOME FURNISHINGS - 0.5%
Ethan Allen Interiors, Inc.                          49,900     2,075,341
                                                             ------------
  HOMEBUILDING - 1.9%
NVR, Inc. (a)                                        30,900     6,303,600
Toll Brothers, Inc. (a)                              29,100     1,277,490
                                                             ------------
                                                                7,581,090
                                                             ------------
  HOUSEHOLD APPLIANCES - 0.5%
Toro Co.                                             40,500     1,822,500
                                                             ------------
  HOUSEWARES & SPECIALTIES - 0.4%
The Topps Co., Inc. (a)                             120,500     1,464,075
                                                             ------------
HOTELS, RESTAURANTS & LEISURE - 5.6%
  CASINOS & GAMING - 1.8%
International Game Technology                        67,400     4,603,420
MTR Gaming Group, Inc. (a)                          140,000     2,240,000
                                                             ------------
                                                                6,843,420
                                                             ------------
  HOTELS - 0.8%
Prime Hospitality Corp. (a)                         281,400     3,109,470
                                                             ------------
  LEISURE FACILITIES - 1.5%
Six Flags, Inc. (a)                                 369,100     5,676,758
                                                             ------------
  RESTAURANTS - 1.5%
CEC Entertainment, Inc. (a)                          78,170     3,391,796
Jack in the Box, Inc. (a)                            58,700     1,616,598
Sonic Corp. (a)                                      21,500       774,000
                                                             ------------
                                                                5,782,394
                                                             ------------
MEDIA - 3.1%
  ADVERTISING - 0.6%
Advo, Inc. (a)                                       54,800     2,356,400
                                                             ------------
  BROADCASTING & CABLE - 1.3%
Mediacom Communications
  Corp. (a)                                         284,700     5,198,622
                                                             ------------
  MOVIES & ENTERTAINMENT - 1.2%
Alliance Atlantis Communications, Inc. (a)          415,900     4,707,988
                                                             ------------
RETAILING - 2.2%
  APPAREL RETAIL - 0.6%
Ross Stores, Inc.                                    68,300     2,191,064
                                                             ------------
  SPECIALTY STORES - 1.6%
Rent-A-Center, Inc. (a)                              57,200     1,920,204
Zale Corp. (a)                                      106,100     4,443,468
                                                             ------------
                                                                6,363,672
                                                             ------------
-------------------------------------------------------------------------
CONSUMER STAPLES - 3.9%
FOOD & DRUG RETAILING - 0.2%
  FOOD DISTRIBUTORS - 0.2%
Performance Food Group Co. (a)                       24,000       844,080
                                                             ------------
FOOD, BEVERAGES & TOBACCO - 3.3%
  DISTILLERS & VINTNERS - 1.5%
Constellation Brands, Inc.,
  Class A (a)                                       140,500     6,020,425
                                                             ------------
  PACKAGED FOODS - 1.8%
Dean Foods Co. (a)                                  100,100     6,826,820
                                                             ------------
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
  HOUSEHOLD PRODUCTS - 0.4%
Church & Dwight Co., Inc.                            53,000     1,411,390
                                                             ------------
-------------------------------------------------------------------------
ENERGY - 4.3%
OIL & GAS EQUIPMENT & SERVICES - 3.0%
Core Laboratories N.V. (a)                           42,600       597,252
FMC Technologies, Inc. (a)                          183,400     3,016,930
Petroleum Geo-Services,
  ADR (a)                                           674,800     5,371,408
Universal Compression Holdings, Inc. (a)             35,500     1,046,895
Veritas DGC, Inc. (a)                                96,300     1,781,550
                                                             ------------
                                                               11,814,035
                                                             ------------
OIL & GAS EXPLORATION & PRODUCTS - 0.8%
Pogo Producing Co.                                   41,200     1,082,324
Swift Energy Co. (a)                                 54,800     1,106,960
Vintage Petroleum, Inc.                              60,300       871,335
                                                             ------------
                                                                3,060,619
                                                             ------------
OIL & GAS REFINING & MARKETING - 0.5%
Tesoro Petroleum Corp. (a)                          147,400     1,932,414
                                                             ------------
FINANCIALS - 15.4%
BANKS - 5.7%
BankAtlantic Bancorp, Inc.                          241,400     2,216,052
Banknorth Group, Inc.                               165,450     3,725,934
Cullen/Frost Bankers, Inc.                           54,900     1,695,312
Downey Financial Corp.                               64,200     2,648,250
FirstFed Financial Corp. (a)                        111,300     2,852,619
Independence Community Bank Corp.                    90,500     2,059,780
North Fork Bancorporation, Inc.                      61,200     1,957,788
Staten Island Bancorp, Inc.                         123,400     2,012,654
Webster Financial Corp.                              94,500     2,979,585
                                                             ------------
                                                               22,147,974
                                                             ------------
DIVERSIFIED FINANCIALS - 1.7%
  CONSUMER FINANCE - 0.4%
AmeriCredit Co.                                      50,300     1,586,965
                                                             ------------
  DIVERSIFIED FINANCIAL SERVICES - 1.3%
Affiliated Managers Group,
  Inc. (a)                                           30,200     2,128,496
American Capital Strategies Ltd.                     45,200     1,281,420
Raymond James Financial, Inc.                        47,300     1,680,096
                                                             ------------
                                                                5,090,012
                                                             ------------
INSURANCE - 5.9%
  INSURANCE BROKERS - 0.5%
Arthur J. Gallagher & Co.                            59,660     2,057,673
                                                             ------------
  LIFE & HEALTH INSURANCE - 1.0%
AmerUs Group Co.                                     75,000     2,688,000
Delphi Financial Group, Inc., Class A                32,768     1,091,179
                                                             ------------
                                                                3,779,179
                                                             ------------
  PROPERTY & CASUALTY INSURANCE - 3.5%
Fidelity National Financial, Inc.                   114,946     2,850,661
Radian Group, Inc.                                  149,884     6,437,518
The PMI Group, Inc.                                  46,800     3,136,068
Vesta Insurance Group, Inc.                         133,400     1,067,200
                                                             ------------
                                                               13,491,447
                                                             ------------
  REINSURANCE - 0.9%
RenaissanceRe Holdings Ltd.                          38,100     3,634,740
                                                             ------------
MORTGAGE - 0.2%
Kaufman & Broad Mortgage
  Co. (a)                                            20,000       802,000
                                                             ------------
REAL ESTATE - 1.3%
  REAL ESTATE INVESTMENT TRUST - 1.3%
Archstone Communities Trust                         188,500     4,957,550
                                                             ------------
REGISTERED INVESTMENT CO. - 0.6%
MCG Capital Corp.                                   136,000     2,420,800
                                                             ------------
HEALTH CARE - 4.6%
HEALTH CARE EQUIPMENT & SERVICES - 4.2%
  HEALTH CARE DISTRIBUTORS & SERVICES - 0.9%
Owens & Minor, Inc.                                 137,700     2,547,450
Patterson Dental Co. (a)                             24,620     1,007,697
                                                             ------------
                                                                3,555,147
                                                             ------------
  HEALTH CARE FACILITIES - 1.7%
RehabCare Group, Inc. (a)                           138,100     4,087,760
Universal Health Services, Inc. - Class B (a)        59,800     2,558,244
                                                             ------------
                                                                6,646,004
                                                             ------------
  HEALTH CARE SUPPLIES - 0.0%
Invacare Corp.                                        1,900        64,049
                                                             ------------
  MANAGED HEALTH CARE - 1.6%
Caremark RX, Inc. (a)                               112,400     1,833,244
Coventry Health Care, Inc. (a)                       98,700     1,969,065
First Health Group Corp. (a)                        102,300     2,530,902
                                                             ------------
                                                                6,333,211
                                                             ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.4%
  BIOTECHNOLOGY - 0.4%
IDEXX Laboratories, Inc. (a)                         48,800     1,391,288
                                                             ------------
-------------------------------------------------------------------------
INDUSTRIALS - 19.8%
CAPITAL GOODS - 14.4%
  AEROSPACE & DEFENSE - 3.5%
Alliant Techsystems, Inc. (a)                        23,400     1,806,480
Armor Holdings, Inc. (a)                            150,000     4,048,500
Precision Castparts Corp.                           145,800     4,118,850
United Defense Industries,
  Inc. (a)                                          171,800     3,616,390
                                                             ------------
                                                               13,590,220
                                                             ------------
  BUILDING PRODUCTS - 2.1%
Dal-Tile International, Inc. (a)                    283,600     6,593,700
Nortek Inc. (a)                                      57,800     1,612,620
                                                             ------------
                                                                8,206,320
                                                             ------------
  CONSTRUCTION & ENGINEERING - 1.6%
Emcor Group, Inc. (a)                               100,100     4,544,540
Granite Construction, Inc.                           63,650     1,532,692
                                                             ------------
                                                                6,077,232
                                                             ------------
  CONSTRUCTION & FARM MACHINERY - 1.5%
AGCO Corp.                                           40,000       631,200
Oshkosh Truck Corp.                                  68,400     3,334,500
Terex Corp. (a)                                     107,800     1,890,812
                                                             ------------
                                                                5,856,512
                                                             ------------
  ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Electro Scientific Industries,
  Inc. (a)                                           30,300       909,303
Littlefuse, Inc. (a)                                115,400     3,028,096
Pemstar, Inc. (a)                                   133,100     1,597,200
                                                             ------------
                                                                5,534,599
                                                             ------------
  INDUSTRIAL MACHINERY - 4.3%
Esterline Technologies Corp. (a)                    221,800     3,551,018
Harsco Corp.                                         82,700     2,836,610
Kennametal, Inc.                                     64,300     2,589,361
Mueller Industries, Inc. (a)                         77,000     2,560,250
Reliance Steel & Aluminum Co.                       170,000     4,462,500
SPS Technologies, Inc. (a)                           22,700       792,684
                                                             ------------
                                                               16,792,423
                                                             ------------
COMMERCIAL SERVICES & SUPPLIES - 3.8%
  COMMERCIAL PRINTING - 0.9%
Valassis Communications, Inc. (a)                    95,350     3,396,367
                                                             ------------
  DIVERSIFIED COMMERCIAL SERVICES - 1.3%
Cendant Corp. (a)                                   257,700     5,053,497
                                                             ------------
  EMPLOYMENT SERVICES - 0.4%
Spherion Corp. (a)                                  154,270     1,505,675
                                                             ------------
  OFFICE SERVICES & SUPPLIES - 1.2%
MCSi, Inc. (a)                                       79,500     1,864,275
United Stationers, Inc. (a)                          83,200     2,799,680
                                                             ------------
                                                                4,663,955
                                                             ------------
TRANSPORTATION - 1.6%
  TRUCKING - 1.6%
Arkansas Best Corp. (a)                             135,900     3,916,638
Landstar System, Inc. (a)                            34,400     2,494,344
                                                             ------------
                                                                6,410,982
                                                             ------------
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 11.2%
SOFTWARE & SERVICES - 3.1%
  APPLICATIONS SOFTWARE - 0.5%
Compuware Corp. (a)                                  71,400       841,806
Dendrite International, Inc. (a)                     66,650       935,100
                                                             ------------
                                                                1,776,906
                                                             ------------
  INFORMATION TECHNOLOGY CONSULTING
    & SERVICES - 1.9%
CACI International, Inc.,
  Class A (a)                                        62,000     2,448,070
KPMG Consulting, Inc. (a)                           125,200     2,074,564
MAXIMUS, Inc. (a)                                    20,000       841,200
ProQuest Co. (a)                                     61,300     2,078,683
                                                             ------------
                                                                7,442,517
                                                             ------------
  SYSTEMS SOFTWARE - 0.7%
Progress Software Corp. (a)                          64,900     1,121,472
Sybase, Inc. (a)                                    100,600     1,585,456
                                                             ------------
                                                                2,706,928
                                                             ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
  COMPUTER STORAGE & PERIPHERALS - 0.4%
In Focus Systems, Inc. (a)                           63,500     1,398,270
                                                             ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
Amphenol Corp. (a)                                  111,700     5,367,185
Anixter International, Inc. (a)                      73,000     2,117,730
Millipore Corp.                                      60,000     3,642,000
Park Electrochemical Corp.                          105,750     2,791,800
Richardson Electronics Ltd.                          47,700       577,170
Tektronix, Inc. (a)                                  35,700       920,346
Varian, Inc. (a)                                     16,700       541,748
                                                             ------------
                                                               15,957,979
                                                             ------------
  OFFICE ELECTRONICS - 0.9%
Zebra Technologies Corp.,
  Class A (a)                                        62,500     3,469,375
                                                             ------------
  SEMICONDUCTOR EQUIPMENT - 2.0%
Cymer, Inc. (a)                                     121,400     3,245,022
Mykrolis Corp. (a)                                  286,600     4,585,600
                                                             ------------
                                                                7,830,622
                                                             ------------
  TELECOMMUNICATIONS EQUIPMENT - 0.7%
Andrew Corp. (a)                                     88,600     1,939,454
CommScope, Inc. (a)                                  40,600       863,562
                                                             ------------
                                                                2,803,016
                                                             ------------
-------------------------------------------------------------------------
MATERIALS - 6.5%
CHEMICALS - 3.6%
  COMMODITY CHEMICALS - 0.1%
NOVA Chemicals Corp. (a)                             19,300       371,911
                                                             ------------
  DIVERSIFIED CHEMICALS - 0.9%
Engelhard Corp.                                     130,100     3,601,168
                                                             ------------
  FERTILIZERS & AGRICULTURAL CHEMICALS - 0.9%
IMC Global, Inc.                                    284,000     3,692,000
                                                             ------------
  SPECIALTY CHEMICALS - 1.7%
Cytec Industries, Inc. (a)                          117,000     3,159,000
Lubrizol Corp.                                       63,200     2,217,688
OM Group, Inc.                                       17,400     1,151,706
                                                             ------------
                                                                6,528,394
                                                             ------------
CONSTRUCTION MATERIALS - 0.3%
Centex Construction Products, Inc.                   37,900     1,214,695
                                                             ------------
CONTAINERS & PACKAGING - 0.2%
  METAL & GLASS CONTAINERS - 0.2%
AptarGroup, Inc.                                     24,200       847,726
                                                             ------------
METALS & MINING - 1.2%
  DIVERSIFIED METALS & MINING - 0.7%
Peabody Energy Corp. (a)                             99,600     2,807,724
                                                             ------------
  STEEL - 0.5%
UCAR International, Inc. (a)                        170,500     1,824,350
                                                             ------------
PAPER & FOREST PRODUCTS - 1.2%
  FOREST PRODUCTS - 0.9%
Rayonier, Inc.                                       73,100     3,689,357
                                                             ------------
  PAPER PRODUCTS - 0.3%
Boise Cascade Corp.                                  32,800     1,115,528
                                                             ------------
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.1%
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Boston Communications Group, Inc. (a)                38,400       435,840
                                                             ------------
-------------------------------------------------------------------------
UTILITIES - 6.8%
ELECTRIC UTILITIES - 2.4%
Public Service Co. of New Mexico                    160,300     4,488,400
RGS Energy Group, Inc.                               93,200     3,504,320
UIL Holdings Corp.                                   29,800     1,528,740
                                                             ------------
                                                                9,521,460
                                                             ------------
GAS UTILITIES - 2.9%
Energen Corp.                                        96,700     2,383,655
NUI Corp.                                            43,800     1,038,060
Northwest Natural Gas Co.                           101,300     2,583,150
Oneok,Inc.                                           96,500     1,721,560
UGI Corp.                                           115,500     3,488,100
                                                             ------------
                                                               11,214,525
                                                             ------------
MULTI-UTILITIES - 1.5%
Sierra Pacific Resources                            308,500     4,642,925
Vectren Corp.                                        48,800     1,170,224
                                                             ------------
                                                                5,813,149
                                                             ------------
TOTAL COMMON STOCKS
  (cost of $284,335,533)                                      365,480,566
                                                             ------------

SHORT-TERM OBLIGATION - 6.6%                            PAR         VALUE
-------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 12/31/01, due 01/02/02 at 1.730%,
  collateralized by U.S. Treasury notes with
  various maturities to 2002, market value
  $26,567,250, (repurchase proceeds
  $25,808,480) (cost of $25,806,000)            $25,806,000  $ 25,806,000
                                                             ------------
TOTAL INVESTMENTS - 100.3%
  (cost of $310,141,533) (b)                                  391,286,566
                                                             ------------

OTHER ASSETS & LIABILITIES, NET - (0.3)%                       (1,304,983)
-------------------------------------------------------------------------

NET ASSETS - 100.0%                                          $389,981,583
                                                             ------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.

          ACRONYM                            NAME
--------------------------------------------------------------------
            ADR             American Depositary Receipt

See notes to financial statements.

-----------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-----------------------------------------------------------------------------

December 31, 2001 (Unaudited)

ASSETS
Investments, at cost                                             $310,141,533
                                                                 ------------
Investments, at value                                            $391,286,566
Cash                                                                    1,618
Receivable for:
  Investments sold                                                  2,373,013
  Fund shares sold                                                    437,531
  Interest                                                              1,240
  Dividends                                                           199,612
  Deferred Trustees' compensation plan                                 10,477
                                                                 ------------
    Total Assets                                                  394,310,057
                                                                 ------------
LIABILITIES
Payable for:
  Investments purchased                                             2,645,333
  Fund shares repurchased                                             981,326
  Management fee                                                      240,057
  Transfer agent fee                                                  199,210
  Bookkeeping fee                                                      10,383
  Distributions                                                         4,773
  Trustees' fee                                                        16,852
Deferred Trustees' fee                                                 10,477
Other liabilities                                                     220,063
                                                                 ------------
    Total Liabilities                                               4,328,474
                                                                 ------------
NET ASSETS                                                       $389,981,583
                                                                 ------------
COMPOSITION OF NET ASSETS
Paid in capital                                                  $308,551,916
Accumulated net investment loss                                    (1,916,479)
Accumulated net realized gain                                       2,201,113
Net unrealized appreciation on investments                         81,145,033
                                                                 ------------
NET ASSETS                                                       $389,981,583
                                                                 ------------
CLASS A:
Net assets                                                       $136,800,592
Shares outstanding                                                  3,811,587
                                                                 ------------
Net asset value and redemption price per share                         $35.89(a)
                                                                 ------------
Maximum offering price per share
  (NAV/0.9425)                                                         $38.08(b)
                                                                 ------------
CLASS B:
Net assets                                                       $226,750,104
Shares outstanding                                                  6,849,389
                                                                 ------------
Net asset value and redemption price per share                         $33.11(a)
                                                                 ------------
CLASS C:
Net assets                                                       $ 26,378,382
Shares outstanding                                                    772,311
                                                                 ------------
Net asset value and redemption price per share                         $34.16(a)
                                                                 ------------
CLASS Z:
Net assets                                                       $     52,505
Shares outstanding                                                      1,436
                                                                 ------------
Net asset value and redemption price per share                         $36.56
                                                                 ------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------

For the Six Months Ended December 31, 2001
(Unaudited)

INVESTMENT INCOME
Dividends                                                          $  1,757,149
Interest                                                                268,787
                                                                   ------------
    Total Investment Income                                           2,025,936
EXPENSES
Management fee                                                        1,498,332
Distribution fee:
  Class B                                                               826,713
  Class C                                                                95,561
Service fee:
  Class A                                                               162,072
  Class B                                                               274,386
  Class C                                                                31,718
Bookkeeping fee                                                          70,349
Transfer agent fee                                                      857,146
Trustees' fee                                                             7,623
Custody fee                                                              11,186
Other expenses                                                           91,223
                                                                   ------------
  Total Expenses                                                      3,926,309
Custody earnings credit                                                    (186)
                                                                   ------------
Net expenses                                                          3,926,123
                                                                   ------------
Net Investment Loss                                                  (1,900,187)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     14,991,528
Net change in unrealized appreciation/depreciation on
  investments                                                        (8,414,812)
                                                                   ------------
Net Gain                                                              6,576,716
                                                                   ------------
Increase in Net Assets from Operations                             $  4,676,529
                                                                   ------------

See notes to financial statements.

------------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                  ENDED             YEAR ENDED
INCOME (DECREASE)                                             DECEMBER 31            JUNE 30,
IN NET ASSETS                                                     2001                 2001
------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                          $  (1,900,187)        $  (2,720,395)
Net realized gain on investments                                14,991,528            12,289,976
Net change in unrealized appreciation/depreciation on
  investments                                                   (8,414,812)           61,903,080
                                                             -------------         -------------
Net Increase from Operations                                     4,676,529            71,472,661
                                                             -------------         -------------
DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net realized capital gains:
  Class A                                                       (7,800,690)           (4,992,780)
  Class B                                                      (13,987,898)          (10,069,036)
  Class C                                                       (1,592,547)           (1,108,786)
  Class Z                                                           (2,929)             (424,970)
                                                             -------------         -------------
    Total Distributions Declared to Shareholders               (23,384,064)          (16,595,572)
                                                             -------------         -------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                 13,738,763           300,420,373
  Distributions reinvested                                       7,219,338             4,711,815
  Redemptions                                                  (15,674,596)         (326,432,535)
                                                             -------------         -------------
    Net Increase (Decrease)                                      5,283,505           (21,300,347)
                                                             -------------         -------------
Class B:
  Subscriptions                                                 10,771,281            20,417,443
  Distributions reinvested                                      12,984,459             9,309,407
  Redemptions                                                  (25,370,522)          (59,129,110)
                                                             -------------         -------------
    Net Decrease                                                (1,614,782)          (29,402,260)
                                                             -------------         -------------
Class C:
  Subscriptions                                                  2,967,273             6,343,823
  Distributions reinvested                                       1,494,944             1,008,788
  Redemptions                                                   (4,676,775)          (10,392,722)
                                                             -------------         -------------
    Net Decrease                                                  (214,558)           (3,040,111)
                                                             -------------         -------------
Class Z:
  Subscriptions                                                     30,616               778,967
  Distributions reinvested                                           2,929               424,970
  Redemptions                                                         (157)          (13,544,130)
                                                             -------------         -------------
    Net Increase (Decrease)                                         33,388           (12,340,193)
                                                             -------------         -------------
Net Increase (Decrease) from Share Transactions                  3,487,553           (66,082,911)
                                                             -------------         -------------
    Total Decrease in Net Assets                               (15,219,982)          (11,205,822)
NET ASSETS
Beginning of period                                            405,201,565           416,407,387
                                                             -------------         -------------
End of period (including accumulated net investment loss
  of ($1,916,479) and ($16,292), respectively)               $ 389,981,583         $ 405,201,565
                                                             -------------         -------------
CHANGES IN SHARES:
Class A:
  Subscriptions                                                    390,758             8,720,272
  Issued for distributions reinvested                              209,742               138,557
  Redemptions                                                     (444,520)           (9,471,865)
                                                             -------------         -------------
    Net Increase (Decrease)                                        155,980              (613,036)
                                                             -------------         -------------
Class B:
  Subscriptions                                                    329,677               625,636
  Issued for distributions reinvested                              408,857               292,567
  Redemptions                                                     (777,666)           (1,815,964)
                                                             -------------         -------------
    Net Decrease                                                   (39,132)             (897,761)
                                                             -------------         -------------
Class C:
  Subscriptions                                                     86,499               187,085
  Issued for distributions reinvested                               45,483                30,803
  Redemptions                                                     (136,266)             (311,163)
                                                             -------------         -------------
    Net Decrease                                                    (4,284)              (93,275)
                                                             -------------         -------------
Class Z:
  Subscriptions                                                        804                22,474
  Issued for distributions reinvested                                   83                12,304
  Redemptions                                                           (4)             (380,500)
                                                             -------------         -------------
    Net Increase (Decrease)                                            883              (345,722)
                                                             -------------         -------------

See notes to financial statements.

-------------------------------------------------------------------------------
NOTE TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

December 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Small-Cap Value Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in smaller capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front- end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER

Corporate actions, including dividends, are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average daily net assets and decreasing to 0.75% annually of the Fund's average daily net assets over $1 billion.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund to Fleet. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $7,378 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $429, $299,118 and $1,087 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan ("Plan"), which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

During the six months ended December 31, 2001, purchases and sales of investments, other than short-term obligations, were $104,194,345 and $137,581,357, respectively.

Unrealized appreciation (depreciation) at December 31, 2001, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                               $ 92,849,645
   Gross unrealized depreciation                                (11,704,612)
                                                               ------------
       Net unrealized appreciation                             $ 81,145,033
                                                               ------------

OTHER

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 3313% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 12 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 12 of 1%. There were no borrowings under the line of credit during the six months ended December 31, 2001.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the six months ended December 31, 2001, the Fund used AlphaTrade, Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade, Inc. during the six months ended December 31, 2001 were $53,330.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                          (UNAUDITED)
                        SIX MONTHS ENDED                                 YEAR ENDED JUNE 30,
                          DECEMBER 31,        ----------------------------------------------------------------------------
CLASS A SHARES:               2001              2001             2000             1999            1998             1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  37.49           $  32.56         $  30.36         $  34.21         $  30.57         $  26.48
                           --------           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss (a)       (0.09)             (0.06)           (0.10)           (0.16)           (0.10)           (0.00)(b)
Net realized and
  unrealized gain
  (loss) on investments        0.66               6.38             2.30            (3.69)            5.79             5.07
                           --------           --------         --------         --------         --------         --------
    Total from
      Investment
      Operations               0.57               6.32             2.20            (3.85)            5.69             5.07
                           --------           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS
From net investment
  income                         --                 --               --               --            (2.02)              --
From net realized
capital gains                 (2.17)             (1.39)              --               --            (0.03)           (0.98)
                           --------           --------         --------         --------         --------         --------
    Total Distributions
      Declared to
      Shareholders            (2.17)             (1.39)              --               --            (2.05)           (0.98)
                           --------           --------         --------         --------         --------         --------
NET ASSET VALUE,
  END OF PERIOD            $  35.89           $  37.49         $  32.56         $  30.36         $  34.21         $  30.57
                           --------           --------         --------         --------         --------         --------
Total return (c)              1.75%(d)          19.86%            7.25%         (11.25)%           18.95%           19.54%
                           --------           --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                  1.60%(f)           1.58%            1.49%            1.49%            1.42%            1.32%
Net investment loss (e)     (0.52)%(f)         (0.18)%          (0.33)%          (0.57)%          (0.28)%          (0.01)%
Portfolio turnover rate         29%(d)             29%              77%              53%              35%              54%
Net assets at end of
  period (000's)           $136,801           $137,042         $138,969         $263,436         $401,929         $131,151

(a) Per share data was calculated using average shares outstanding during the period.
(b) Represents less than $0.01.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) Annualized.

                          (UNAUDITED)
                        SIX MONTHS ENDED                                 YEAR ENDED JUNE 30,
                          DECEMBER 31,        ----------------------------------------------------------------------------
CLASS B SHARES:               2001              2001             2000             1999            1998             1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  34.88           $  30.64         $  28.78         $  32.67         $  29.49         $  25.77
                           --------           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss (a)       (0.21)             (0.31)           (0.31)           (0.36)           (0.34)           (0.20)
Net realized and
  unrealized gain
  (loss) on investments        0.61               5.94             2.17            (3.53)            5.57             4.90
                           --------           --------         --------         --------         --------         --------
    Total from
      Investment
      Operations               0.40               5.63             1.86            (3.89)            5.23             4.70
                           --------           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment
income                           --                 --               --               --            (2.02)              --
From net realized
capital gains                 (2.17)             (1.39)              --               --            (0.03)           (0.98)
                           --------           --------         --------         --------         --------         --------
    Total Distributions
Declared to
Shareholders                  (2.17)             (1.39)              --               --            (2.05)           (0.98)
                           --------           --------         --------         --------         --------         --------
NET ASSET VALUE,
  END OF PERIOD            $  33.11           $  34.88         $  30.64         $  28.78         $  32.67         $  29.49
                           --------           --------         --------         --------         --------         --------
Total return (b)              1.40%(c)          18.83%            6.46%         (11.91)%           18.05%           18.63%
                           --------           --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                  2.35%(e)           2.33%            2.24%            2.24%            2.17%            2.07%
Net investment loss (d)     (1.27)%(e)         (0.93)%          (1.08)%          (1.32)%          (1.03)%           (0.76)%
Portfolio turnover rate         29%(c)             29%              77%              53%              35%              54%
Net assets at end of
  period (000's)           $226,750           $240,252         $238,607         $307,252         $370,699         $178,234

(a) Per share data were calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e) Annualized.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                          (UNAUDITED)
                        SIX MONTHS ENDED                                 YEAR ENDED JUNE 30,
                          DECEMBER 31,        ----------------------------------------------------------------------------
CLASS C SHARES:               2001              2001             2000             1999            1998(a)          1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  35.91           $  31.50         $  29.59         $  33.59         $  30.24         $  26.40
                           --------           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss (b)       (0.22)             (0.31)           (0.32)           (0.37)           (0.35)           (0.21)
Net realized and
  unrealized gain
  (loss) on investments        0.64               6.11             2.23            (3.63)            5.75             5.03
                           --------           --------         --------         --------         --------         --------
    Total from
      Investment
      Operations               0.42               5.80             1.91            (4.00)            5.40             4.82
                           --------           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS
From net investment
  income                         --                 --               --               --            (2.02)              --
From net realized
  capital gains               (2.17)             (1.39)              --               --            (0.03)           (0.98)
                           --------           --------         --------         --------         --------         --------
    Total Distributions
      Declared to
      Shareholders            (2.17)             (1.39)              --               --            (2.05)           (0.98)
                           --------           --------         --------         --------         --------         --------
NET ASSET VALUE,
  END OF PERIOD            $  34.16           $  35.91         $  31.50         $  29.59         $  33.59         $  30.24
                           --------           --------         --------         --------         --------         --------
Total return (c)              1.41%(d)          18.85%            6.45%         (11.91)%           18.17%           18.64%
                           --------           --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                  2.35%(f)           2.33%            2.24%            2.24%            2.17%            2.07%
Net investment loss (e)     (1.27)%(f)         (0.93)%          (1.08)%          (1.32)%          (1.03)%          (0.76)%
Portfolio turnover rate         29%(d)             29%              77%              53%              35%              54%
Net assets at end of
  period (000's)            $26,378            $27,886          $27,400          $35,987          $38,562           $8,194

(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Per share data were calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) Annualized.

                          (UNAUDITED)
                        SIX MONTHS ENDED                                 YEAR ENDED JUNE 30,
                          DECEMBER 31,        ----------------------------------------------------------------------------
CLASS Z SHARES:               2001              2001             2000             1999            1998             1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  38.09           $  33.01         $  30.70         $  34.49         $  30.74         $  26.55
                           --------           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss) (a)                  (0.05)              0.02            (0.02)           (0.09)           (0.01)            0.06
Net realized and
  unrealized gain
  (loss) on investments        0.69               6.45             2.33            (3.70)            5.81             5.11
                           --------           --------         --------         --------         --------         --------
    Total from
      Investment
      Operations               0.64               6.47             2.31            (3.79)            5.80             5.17
                           --------           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS
From net investment
  income                         --                 --               --               --            (2.02)              --
From net realized
capital gains                 (2.17)             (1.39)              --               --            (0.03)           (0.98)
                           --------           --------         --------         --------         --------         --------
    Total Distributions
      Declared to
      Shareholders            (2.17)             (1.39)              --               --            (2.05)           (0.98)
                           --------           --------         --------         --------         --------         --------
NET ASSET VALUE,
  END OF PERIOD            $  36.56           $  38.09         $  33.01         $  30.70         $  34.49         $  30.74
                           --------           --------         --------         --------         --------         --------
Total return (b)              1.91%(c)          20.05%            7.52%         (10.99)%           19.21%           19.87%
                           --------           --------         --------         --------         --------         --------
RATIOS TO AVERAGE
  NET ASSETS
Expenses (d)                  1.35%(e)           1.33%            1.24%            1.24%            1.17%            1.07%
Net investment income
  (loss) (d)                (0.27)%(e)           0.07%          (0.08)%          (0.32)%          (0.03)%            0.24%
Portfolio turnover rate         29%(c)             29%              77%              53%              35%              54%
Net assets at end of
  period (000's)              $  53              $  21          $11,431          $11,654          $ 6,298          $ 4,825

(a) Per share data were calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e) Annualized.

--------------------------------------------------------------------------------
SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

LIBERTY SMALL-CAP VALUE FUND

On September 26, 2001, the Special Meeting of Shareholders of the fund was held to conduct a vote for or against the approval of the item listed on the Trust's Proxy Statement for said meeting. On July 16, 2001, the record date for the Meeting, the Fund had shares outstanding of 11,244,384. The votes cast were as follows:

                                               % OF SHARES TO     % OF SHARES TO
PROPOSAL TO APPROVE A NEW                    TOTAL OUTSTANDING     TOTAL SHARES
INVESTMENT ADVISORY AGREEMENT:     SHARES          SHARES             VOTED
--------------------------------------------------------------------------------
For                              7,501,581         66.71%             94.95%
Against                            190,513          1.69%              2.41%
Abstain                            208,545          1.85%              2.64%

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

-------------------------------------------------------------------------------
TRANSFER AGENT
-------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small-Cap Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small-Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Small-Cap Value Fund

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Small-Cap Value Fund  SEMIANNUAL REPORT, DECEMBER 31, 2001

                                                                  -------------
[Graphic                                                            PRESORTED
 Omitted]  L I B E R T Y                                             STANDARD
           -----------------                                      U.S. POSTAGE
                   F U N D S                                          PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                  -------------

Liberty Funds Distributor, Inc. (C)2002
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

                                                769-03/229I-1201 (02/02) 02/121